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Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166

                                 March 9, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re:  Paragon Separate Account A
          File No. 811-05382

Commissioners:

   Annual reports dated December 31, 2006 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the Paragon Separate Account A of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The annual reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The annual reports for certain portfolios of MFS Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

The annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329 and Variable Insurance Products Fund II, CIK No. 0000831016, File No. 811-05511.

                                                  Sincerely,

                                                  /s/ Gina C. Sandonato
                                                  -----------------------------
                                                  Gina C. Sandonato